POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED NOVEMBER 17, 2010 TO THE PROSPECTUS
DATED AUGUST 31, 2010 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY

Effective after the close of business on January 28, 2011, the PowerShares International Dividend AchieversTM Portfolio (the "Fund") will amend its principal investment strategies in connection with changes to the methodology of its underlying index, the International Dividend AchieversTM Index (the "Underlying Index"). Mergent®, Inc., the index provider for the Underlying Index, has advised that beginning after the close of business on January 28, 2011, the Underlying Index will include Global Depositary Receipts and American Depositary Receipts ("ADRs") that are listed on the London Stock Exchange ("LSE"), in addition to ADRs and non-U.S. common or ordinary stocks trading on the New York Stock Exchange ("NYSE"), the NASDAQ Stock Market LLC ("NASDAQ") or NYSE Amex. In connection with this change, the Fund will remove its current policy to invest under normal circumstances at least 80% of its total assets in ADRs and non-U.S. common or ordinary stocks traded on the NYSE, the NASDAQ or NYSE Amex of companies that have increased their aggregate annual regular dividend payments consistently over the course of the last five calendar or fiscal years. Accordingly, effective after the close of business on January 28, 2011:

The first paragraph of the section "Summary Information—Principal Investment Strategies" for the Fund is hereby deleted and replaced with the following:

The Fund will normally invest at least 90% of its total assets in the securities that comprise the International Dividend AchieversTM Index. The Underlying Index currently is comprised of Global Depositary Receipts ("GDRs") and American Depositary Receipts ("ADRs") that are listed on the London Stock Exchange ("LSE"), in addition to ADRs and non-U.S. common or ordinary stocks traded on the New York Stock Exchange ("NYSE"), the NASDAQ Stock Market LLC ("NASDAQ") or NYSE Amex, of companies that have increased their aggregate annual regular dividend payments consistently over the course of the last five calendar or fiscal years. As of October 31, 2010, the Underlying Index was comprised of approximately 77 securities selected principally on the basis of their consecutive years of dividend growth as identified by Mergent pursuant to a proprietary selection methodology. In tracking the Underlying Index, it is anticipated that a portion of the securities will include small and medium capitalization securities. As of October 31, 2010, the Underlying Index included companies with a market capitalization range of between approximately $148 million and $204 billion.

The section "Additional Information About the Funds' Strategies and Risks—Principal Investment Strategies—International Dividend AchieversTM Index" is hereby deleted and replaced with the following:

The Underlying Index is designed to track the performance of dividend paying GDRs and ADRs that are listed on the LSE, in addition to ADRs and non-U.S. common or ordinary stocks trading on the NYSE, the NASDAQ or NYSE Amex. To become eligible for inclusion in the Underlying Index, a company's aggregate annual regular dividend payments must have increased consistently over the course of the last five calendar or fiscal years.

Mergent uses the last available dividend payable date for the previous calendar or fiscal year to calculate the total annual regular dividend payment. Mergent reserves the authority to include companies with an off calendar year payment schedule or an off fiscal year payment as long as the payable date falls within the first 10 days of the fiscal or calendar year.

The universe of companies in the Underlying Index are those that have been incorporated outside the United States, trade on the NYSE, the NASDAQ, NYSE Amex or the LSE and have increased their annual regular dividend payments for the past five or more calendar or fiscal years.

The universe of companies in the Underlying Index is weighted according to yield using the trailing 12 months of regular dividend payments after the company's last trading day in December, except that in the case of Canadian companies, yield is calculated based on the forward looking Indicated Annual Dividend as of the last trading day in December. These modified weights will then become effective on the last Friday in January.

The Underlying Index is rebalanced on a quarterly basis using a dividend yield weighted methodology incorporating a dividend yield based on trailing 12 months of regular dividend payments on the last trading date in March, June and September, except that in the case of Canadian companies, yield is calculated based on the forward looking Indicated Annual Dividend as of the last trading day in March, June and September. These modified weights will then become effective on the last Friday in April, July and October, respectively.

The Underlying Index is also reconstituted on an annual basis to incorporate a group of securities identified by Mergent as "International Dividend AchieversTM" pursuant to a proprietary dividend growth methodology. Reconstitution is effective after the close of the last Friday in January.

Share adjustments to reflect a split, a reverse split or a stock dividend will be made on each action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stocks in the Underlying Index will be made effective after the close on the effective date of the corporate action.

For total return calculations for the Underlying Index, dividend payments will be reinvested in the International Dividend AchieversTM Index on the ex-date of the underlying securities. In the event a company formally announces a suspension of dividend payments or if there have been no regular dividends paid over the trailing 12 months, the company will be removed from the Underlying Index. The Underlying Index divisor will be adjusted to reflect the removal of the company from the Underlying Index. In the event of a merger between two companies included in the Underlying Index, the common shares of the surviving company will continue to be represented in the Underlying Index. In the event of a merger between a company in the Underlying Index and a company not in the Underlying Index, the surviving company will only be included in the Underlying Index if the company in the Underlying Index is the surviving company. A company will be dropped from the Underlying Index in the case of its acquisition. The Underlying Index divisor will be adjusted to reflect the acquisition. A company will be dropped from the Underlying Index in the event the company ceases to be listed on the NYSE, the NASDAQ, NYSE Amex or the LSE.

In the event of bankruptcy, a company will be removed from the Underlying Index effective after the close on the date of the filing. In the event that trading in a company included in the Underlying Index is suspended, the Underlying Index calculation agent, in consultation with Mergent, shall decide whether the company will be removed from the Underlying Index as soon as applicable. For purposes of minimizing the impact to the Underlying Index, the company to be deleted will be removed at the value at which it last traded. The Underlying Index divisor will be adjusted to reflect the disposition.

The second paragraph in the section "Additional Information About the Funds' Strategies and Risks—Additional Investment Strategies" is hereby deleted and replaced with the following:

Each of the policies described herein, including the investment objective of each Fund and the 80% investment policies of PowerShares Dividend AchieversTM Portfolio, PowerShares Financial Preferred Portfolio and PowerShares High Yield Equity Dividend AchieversTM Portfolio, constitutes a non-fundamental policy that may be changed by the Board of Trustees (the "Board") of PowerShares Exchange Traded Fund Trust (the "Trust") without shareholder approval. The 80% investment policies of PowerShares Dividend AchieversTM Portfolio, PowerShares Financial Preferred Portfolio and PowerShares High Yield Equity Dividend AchieversTM Portfolio require 60 days' prior written notice to shareholders before they can be changed. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information under "Investment Restrictions."

Please Retain This Supplement For Future Reference.

P-PS-STK-1 11/17/10